Business segment information	12 Months Ended
Dec. 31, 2017
Disclosure of operating segment [Abstract]
Disclosure of operating segments [text block]
17.	Business segment information

The Bank’s activities are managed and executed in two business segments: Commercial and Treasury. The business segment results are determined based on the Bank’s managerial accounting process as defined by IFRS 8 – Operating Segments, which assigns consolidated statement of financial positions, revenue and expense items to each business segment on a systematic basis. The Chief Operating Decision Maker (CODM), represented by the Chief Executive Officer (CEO) and the Management Committee reviews internal management reports from each division at least quarterly. Segment profit, as included in the internal management reports is used to measure performance as management believes that this information is the most relevant in evaluating the results of the respective segments relative to other entities that operate within the same industry.

The Bank’s net interest income represents the main driver of profits; therefore, the Bank presents its interest-earning assets by business segment, to give an indication of the size of business generating net interest income. Interest-earning assets also generate gains and losses on sales, such as for financial instruments at fair value through OCI and financial instruments at fair value through profit or loss, which are included in net other income, in the Treasury Segment. The Bank also discloses its other assets and contingencies by business segment, to give an indication of the size of business that generates net fees and commissions, also included in net other income, in the Commercial Business Segment.

The Commercial Business Segment incorporates all of the Bank’s financial intermediation and fees generated by the commercial portfolio. The commercial portfolio includes book value of loans at amortized cost, acceptances, loan commitments and financial guarantee contracts. Profits from the Commercial Business Segment include net interest income from loans at amortized cost, fee income, gain on sale of loans at amortized cost, impairment loss from expected credit losses on loans at amortized cost, impairment loss from expected credit losses on loan commitments and financial guarantee contracts, and allocated expenses.

The Treasury Business Segment incorporates deposits in banks and all of the Bank’s financial instruments at fair value through profit or loss, financial instruments at fair value through OCI and securities at amortized cost. Profits from the Treasury Business Segment include net interest income from deposits with banks, financial instruments at fair value through OCI and securities at amortized cost, derivative financial instruments foreign currency exchange, gain (loss) for financial instrument at fair value through profit or loss, gain (loss) for financial instrument at fair value through OCI, impairment loss for expected credit losses on investment securities, other income and allocated expenses.

The following table provides certain information regarding the Bank’s operations by segment:

	Years ended December 31,
	2017(1)	2016(1)	2015(1)
Commercial

Interest income	213,326	236,392	209,858
Interest expense	(92,745)	(96,017)	(82,697)

Net interest income	120,581	140,375	127,161
Net other income (2)	18,926	16,333	21,492

Total income	139,507	156,708	148,653
Impairment loss from expected credit losses on loans and impairment loss from expected credit losses on loan commitments and financial guarantee contracts	(9,928)	(35,112)	(12,800)
Expenses, less impairment loss from expected credit losses	(35,916)	(34,599)	(40,429)

Profit for the year	93,663	86,997	95,424
Commercial assets and loan commitments and financial guarantee contracts (end of year balances):

Interest-earning assets (3 and 5)	5,500,673	6,013,482	6,682,445
Other assets and loan commitments and financial guarantee contracts (4)	493,794	422,422	437,436
Total interest-earning assets, other assets and loan commitments and financial guarantee contracts	5,994,467	6,435,904	7,119,881

Treasury

Interest income	12,753	9,506	10,454
Interest expense	(13,519)	5,328	7,864

Net interest income	(766)	14,834	18,318
Net other income (2)	(428)	(3,568)	6,887

Total income	(1,194)	11,266	25,205
Impairment loss for expected credit losses on investment securities	489	(3)	(5,290)
Expenses, less impairment loss for expected credit losses	(10,959)	(11,216)	(11,355)

Profit (loss) for the year	(11,664)	47	8,560
Treasury assets (end of year balances):
Interest-earning assets (3 and 5)	757,911	1,177,961	1,603,921
Total interest-earning assets	757,911	1,177,961	1,603,921

	Years ended December 31,
	2017(1)	2016(1)	2015(1)
Combined business segment total
Interest income	226,079	245,898	220,312
Interest expense	(106,264)	(90,689)	(74,833)

Net interest income	119,815	155,209	145,479
Net other income (2)	18,498	12,765	28,379

Total income	138,313	167,974	173,858
Impairment loss from expected credit losses on loans and impairment loss from expected credit losses on loan commitments and financial guarantee contracts	(9,928)	(35,112)	(12,800)
Impairment loss from expected credit losses on investment securities	489	(3)	(5,290)
Expenses, less impairment loss from expected credit losses	(46,875)	(45,814)	(51,784)
Profit for the year	81,999	87,045	103,984

	December 31, 2017	December 31, 2016
Total assets and loan commitments and financial guarantee contracts (end of year balances):
Interest-earning assets (3 and 5)	6,258,584	7,191,443
Other assets and loan commitments and financial guarantee contracts (4)	493,794	422,422
Total interest-earning assets, other assets and loan commitments and financial guarantee contracts	6,752,378	7,613,865

(1)	The numbers set out in these tables have been rounded and accordingly may not total exactly.
(2)	Net other income consists of other income including gains on sale of loans, gains (loss) per financial instrument at FVTPL and FVOCI, derivative instruments and foreign currency exchange.
(3)	Includes deposits and loans, net of unearned interest and deferred fees.
(4)	Includes customers’ liabilities under acceptances, loans commitments and financial guarantees contracts.
(5)
Includes cash and cash equivalents, interest-bearing deposits with banks, financial instruments at fair value through OCI, financial instruments at amortized cost and financial instruments at fair value through profit or loss.

	December 31, 2017	December 31, 2016
Reconciliation of total assets:
Interest-earning assets – business segment	6,258,584	7,191,443
Equity instruments	8,402	-
Allowance for expected credit losses on loans	(81,294)	(105,988)
Allowance for expected credit losses on securities at amortized cost	(196)	(602)
Customers’ liabilities under acceptances	6,369	19,387
Intangibles, net	5,425	2,909
Accrued interest receivable	30,872	44,187
Property and equipment, net	7,420	8,549
Derivative financial instruments used for hedging - receivable	13,338	9,352
Other assets	18,827	11,546
Total assets – consolidated financial statements	6,267,747	7,180,783